Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of revenue by source generated from services provided by the Company
	2021	2020
Epigenetic biomarker royalties	$85	$13
Life insurance commissions	35	40
Epigenetic biomarker services	—	10
Total revenue	$120	$63